Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Dividends	Infrastructure	Total Payments
Agbaou Gold Mine
Total	$ 454,060	$ 15,405,278	$ 44,984		$ 775,710	$ 16,680,033
Bonikro-Hire Gold Mines
Total	20,514,687	37,178,331	124,204	$ 2,408,147	1,227,675	61,453,044
Sadiola Gold Mine
Total	$ 50,959,454	39,157,450	128,528	7,154,263		97,399,694
Korali-Sud
Total		$ 30,793,540	49,788	$ 23,869,385	891,384	55,604,097
Kurmuk Gold Mine
Total			$ 78,508		$ 157,972	$ 236,480